Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of aggregate carrying value of VIEs’ assets and liabilities
	Assets	Liabilities	Net Assets
December 31, 2021
Total	$5,361	$2,266	$3,095

	Assets	Liabilities	Net Assets	Maximum Exposure to Losses
December 31, 2021
Total	$4,195	$-	$4,195	$4,195